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DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================





Dear Shareholder:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. for the year ended October 31, 1998.

The Fund had net assets of $593,740,983 and 4,412 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff



Steven W. Duff

President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                              Value                 Standard
   Amount                                                                            Yield           (Note 1)    Moody's    & Poor's
   ------                                                                            -----            ------     -------     -------
Variable Rate Demand Instruments - Participations (2.99%)
------------------------------------------------------------------------------------------------------------------------------------
 $   806,000   The Bank of New York LOC covering six issues
               due 01-01-99 through 05-01-01                                    4.72% to 5.10%     $     806,000    P1       A1+
  11,052,903   Chase Manhattan Bank LOC covering ten issues
               due 11-10-98 through 05-01-13                                    4.40% to 5.20%        11,052,903    P1       A1+
     675,156   The First National Bank of Maryland LOC
               covering five issues due 09-15-00 through 09-15-02                    5.10%               675,156    P1       A1
   4,000,000   North Carolina State University due 10-01-99                          3.70%             4,000,000
   1,235,000   PNC Bank, N.A. LOC covering one issue due  07-01-03                   6.00%             1,235,000    P1       A1
 -----------                                                                                       -------------
  17,769,059   Total Variable Rate Demand instruments - Participations                                17,769,059
 -----------                                                                                       -------------
Variable Rate Demand Instruments - Private Placements (10.51%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,310,000   Banc One Arizona LOC covering two issues
               due 01-01-99 through 04-01-05                                         5.20%         $   1,310,000    P1       A1
   1,500,000   Banque Nationale de Paris LOC covering one issue due 12-01-00         5.10%             1,500,000    P1       A1+
      16,666   Central Trust Company LOC Backed by Bank of New York LOC
               covering one issue due 01-01-99                                       4.95%                16,666    P1       A1
   1,166,337   Comerica Bank - Detroit LOC covering four issues
               due 02-01-00 through 05-01-05                                         4.80%             1,166,337    P1       A1
   2,000,000   Creditanstalt-Bankverein LOC covering one issue due 06-01-10          5.10%             2,000,000    P1       A1+
   1,500,000   Dresdner Bank AG LOC covering one issue due 12-28-14                  4.95%             1,500,000    P1       A1+
   5,600,000   The First National Bank of Maryland LOC
               covering two issues due 07-01-04 through 12-01-20                3.25% to 5.52%         5,600,000    P1       A1
   2,752,325   The Huntington National Bank LOC
               covering two issues due 12-01-98 through 10-01-05                3.25% to 5.78%         2,752,325    P1       A1
   1,081,666   Key Bank, N.A. LOC covering one issue due 07-01-15                    4.95%             1,081,666    P1       A1
     139,069   NationsBank, N.A. LOC covering one issue due 12-01-99                 5.20%               139,069    P1       A1
     594,000   Norwest Bank, N.A. LOC covering two issues
               due 07-01-00 through 07-01-01                                    5.11% to 5.36%           594,000    P1       A1+
   2,546,000   PNC Bank, N.A. LOC covering two issues
               due 12-01-00 through 06-30-02                                         5.20%             2,546,000    P1       A1+
  12,687,500   Seattle-First National Bank LOC
               Backed by Bank of America NT & SA LOC
               covering seven issues due 12-15-00 through 11-15-15                   5.20%            12,687,500    P1       A1
   4,000,000   Societe Generale LOC covering one issue due 11-01-05                  4.95%             4,000,000    P1       A1+
   1,205,000   State Street Bank & Trust Company LOC
               covering one issue due 01-01-02                                       4.80%             1,205,000    P1       A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                                Value               Standard
   Amount                                                                               Yield          (Note 1)    Moody's  & Poor's
   ------                                                                               -----           ------     -------   -------
Variable Rate Demand Instruments - Private Placements (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 11,316,000  Union Bank of California LOC covering three issues
               due 12-01-15                                                             4.80%       $ 11,316,000      P1      A1+
    1,400,000  Wells Fargo Bank, N.A. LOC
               covering two issues due 12-15-04 through 08-01-05                        4.88%          1,400,000      P1      A1+
    3,875,000  York Bank and Trust LOC covering one issue due 12-01-14                  3.20%          3,875,000      P1      A1
    7,722,248  Zion's National Bank Liquidity Facility covering one issue due 12-10-15  5.52%          7,722,248      P1      A2
  -----------                                                                                       ------------
   62,411,811  Total Variable Rate Demand instruments - Private Placements                            62,411,811
  -----------                                                                                       ------------

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Tax Exempt Investments (18.45%)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,500,000  Berrien County, MI Benton Harbor Area Schools (b)                08/25/99    3.61%   $  4,503,497
    4,000,000  Broward County, WI Howard-Suamico School District TAN (b)        08/23/99    3.57       4,011,955
    9,015,000  Campbell County, WY School District Number 1 TAW - Series 1997   06/25/99    3.75       9,026,153              SP-1+
    5,000,000  City of Philadelphia, PA TRAN                                    06/30/99    3.59       5,019,484    MIG-1     SP-1+
      600,000  City of Chesapeake, VA Public Improvement GO - Series 1998 (b)   08/01/99    3.46         606,763
    6,990,000  City of Westbrook, ME GO BAN  Series 1998 (b)                    02/01/99    3.57       6,995,890
    1,340,000  Clark County, Vancover, WA School District (b)                   12/01/98    3.25       1,340,156
    4,900,000  Coralville, IA GO BAN - Series 1998F                             05/01/99    3.83       4,900,000    MIG-1
    1,445,000  County of Adams Gettysbury, PA TRAN (b)                          12/31/98    3.81       1,445,490
    8,600,000  Floyd County, GA 1998 TAN (b)                                    12/31/98    3.70       8,600,000
    1,650,000  Grafton, WI School District TRAN (b)                             09/30/99    3.21       1,657,253
    5,000,000  Jersey City, NJ BAN                                              01/15/99    3.71       5,002,452    MIG-1     SP-1+
    2,500,000  Kenosha, WI Unified School District TRAN                         09/28/99    3.38       2,500,000    MIG-1
    2,500,000  Maple Dale, WI Indian Hill School District TRAN (b)              08/20/99    3.66       2,505,779
    4,500,000  Marshalltown, IA
               Community School District Bond Anticipation Warrants (b)         06/24/99    3.75       4,505,539
    3,000,000  Ohio School District 1998
               Cash Flow Borrowing Program COP - Series A                       12/31/98    3.52       3,002,692    MIG-1     SP-1+
    9,800,000  Overland Park, KS - Series 1998 (b)                              05/01/99    3.74       9,804,123




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Tax Exempt Investments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 16,000,000  State of California RAN - Series 1998-99                         06/30/99    2.96%   $ 16,102,872    MIG-1    A1+
    4,000,000  State of Illinois RAN                                            08/01/99    3.19       4,034,873     Aa2     AA
    1,435,000  State of Missouri HEFA RAN - Series 1998D
               LOC Allied Irish Bank                                            04/07/99    3.67       1,438,134             SP-1
    2,000,000  State of Tennessee GO Bonds                                      05/01/99    3.23       2,016,486     AAA     Aaa
    4,300,000  Sun Praire, WI Area School District TRAN - Series 1998 (b)       08/23/99    3.63       4,302,333
    2,500,000  Weber County, UT TRAN (b)                                        12/31/98    3.59       2,502,372
    3,700,000  Winnebago County, Neenah, WI Joint School TRAN (b)               08/31/99    3.01       3,710,449
 ------------                                                                                       ------------
  109,275,000  Total Other Tax Exempt Investments                                                    109,534,745
 ------------                                                                                       ------------

Other Variable Rate Demand Instruments (58.74%)
------------------------------------------------------------------------------------------------------------------------------------
 $  7,000,000  Alameda County, CA IDRB (Hoover Universal Inc. Project)          06/01/04    3.70%   $  7,000,000    VMIG-1    A2
    1,000,000  Angelina & Neches River, TX
               Industrial Development Corporation Solid Waste RB
               LOC Credit Suisse First Boston                                   05/01/14    3.70       1,000,000      P1
      800,000  Baldwin County, GA IDA RB
               (William Barnet and Son Project)
               LOC Fleet National Bank & Trust                                  12/01/99    3.47         800,000              A1
    1,000,000  Bartow County, GA Development Authority PCR
               (Georgia Power Company Plant)                                    03/01/24    3.70       1,000,000    VMIG-1    A1+
    4,700,000  Brazos River, TX Harbor Naval District
               (Badishce Corporation Facility)
               LOC Credit Suisse First Boston                                   12/01/19    3.50       4,700,000              A1+
    3,000,000  Burke County, GA Development  Authority
               (Georgia Power Company)                                          09/01/25    3.65       3,000,000    VMIG-1    A+
    1,000,000  Carlton, WI Environmental Improvement
               (Wisconsin Power & Light)                                        10/01/00    3.70       1,000,000    VMIG-1    A1+
    3,600,000  Chelan County, WA Public Utilities District #001
               (Chelan Hydro Project) - Series A
               MBIA Insured                                                     06/01/15    3.05       3,600,000    VMIG-1    A1+
    1,500,000  Chester County, PA 1997 Archdiocese of Philadelphia
               LOC Corestates Bank                                              07/01/27    3.75       1,500,000    VMIG-1
    1,000,000  City of Atlantic Beach, FL (Fleet Landing Project) RB
               LOC Barnett Bank                                                 10/01/24    3.75       1,000,000    VMIG-1
    5,300,000  City of Burlington, KS Environmental Improvement
               (Kansas City Power & Light Co.)                                  09/01/15    3.25       5,300,000    VMIG-1    A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,135,000  City of Hammond, IN PCRB (Amoco Oil Company Project)             02/01/22    3.70%   $   1,135,000   VMIG-1    A1+
    3,000,000  City of Jacksonville, FL IDRB - Series 1989 University of Florida,
               Health Science Center Jacksonville Faculty Practice Association
               LOC Barnett Bank                                                 07/01/19    3.35        3,000,000   VMIG-1
    2,500,000  City of Jacksonville, FL PCR Refunding Bonds - Series 1995
               (Florida Power & Light Company)                                  05/01/29    3.70        2,500,000   VMIG-1    A1+
    7,000,000  City of Valdez, AK Marine Terminal TRAN - Series 1994B           05/01/31    3.25        7,000,000   VMIG-1    A1
    3,820,000  Clarksville, TN Public Building Authority Pooled Financing RB
               LOC NationsBank                                                  06/01/24    3.15        3,820,000             A1+
      150,000  Cobb County, GA MHRB (Greenhouse Frey Apartments Project)
               Fannie Mae Collateralized                                        09/15/26    3.20          150,000             A1+
    5,000,000  Colorado HFA (Grant Plaza Project) - Series 1991A
               LOC Bankers Trust Company                                        11/01/09    3.22        5,000,000   VMIG-1
    5,000,000  Cuyahoga County, OH HRB (The Cleveland Clinic Foundation)
               AMBAC Insured                                                    01/01/16    3.15        5,000,000   VMIG-1    A1+
    5,100,000  Cuyahoga County, OH HRB
               (The Cleveland Clinic Foundation) - Series D                     01/01/26    3.70        5,100,000   VMIG-1    A1+
    3,500,000  Dade County, FL IDA Facility (Florida Power & Light Co.)         06/01/21    3.70        3,500,000   VMIG-1    A1+
   14,600,000  DeKalb County, GA Housing Authority
               LOC Bank of Montreal                                             12/01/07    3.10       14,600,000             A1+
      800,000  Delaware County, PA IDA Airport Facilities RB (UPS Project)      12/01/15    3.60          800,000             A1+
    2,200,000  Delaware County, PA IDA - Series 1995 (British Petroleum)        10/01/19    3.70        2,200,000     P1      A1+
    1,700,000  Delaware County, PA IDA PCRB (Philadelphia Electric Company)
               LOC Toronto-Dominion Bank                                        08/01/16    3.65        1,700,000     P1      A1+
    2,000,000  Delta County, MI EDC (Mead Escanaba) - Series D
               LOC Bank of Nova Scotia                                          12/01/13    3.70        2,000,000     P1
      100,000  Fairfax, VA IDA (Fairfax Hospital System, Inc.)                  10/01/25    3.10          100,000   VMIG-1    A1+
    5,000,000  Florida State Municipal Power Agency RB (Stanton Project)
               MBIA Insured                                                     10/01/19    3.00        5,000,000    AAA      A1
    2,000,000  Florida State MHRB
               (Monterey Meadows Apartments Project) - Series 1985YY
               LOC Citibank                                                     12/01/07    3.10        2,000,000             A1+
    2,250,000  Franklin County, OH RB - Series 1997F
               (The Villas at Saint Therse Project) (b)
               LOC Fifth Third Bank                                             10/01/22    3.15        2,250,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Gulf Coast, TX Waste Disposal (Armco Inc. Project) (b)
               LOC Chase Manhattan Bank                                         12/01/08    3.15%   $  2,000,000
    1,200,000  Hammond, LA IDRB (Eckerds Warehouse Project) (b)
               LOC Union Bank of Switzerland                                    05/01/13    3.70       1,200,000
    2,000,000  Harris County, TX Health Facility Development Corporation
               (Methodist Hospital Project) - Series 1994                       12/01/25    3.70       2,000,000              A1+
    8,250,000  Hillsborough County, FL IDA Pollution Control
               (Tampa Electric Company Gannon)                                  05/15/18    3.70       8,250,000    VMIG-1    A1+
    4,700,000  Illinois Charitabulls Development Finance Authority (James Jordan
               Boys & Girls Club & Family Life Center Project) - Series 1995
               LOC American National Bank & Trust Company of Chicago/
               LaSalle National Bank                                            08/01/30    3.10       4,700,000              A1+
   10,500,000  Illinois HEFA (Northwestern Memorial Hospital)                   08/15/25    3.70      10,500,000    VMIG-1    A1+
    4,500,000  Illinois HFA RB  (Resurrection Health Care System)               05/01/11    3.70       4,500,000    VMIG-1
    6,000,000  Illinois IDFA (Chicago Educational Television) - Series 1994A
               LOC Harris Trust & Savings Bank                                  11/01/14    3.10       6,000,000    VMIG-1
   19,400,000  Illinois Museum of Contemporary Art 1994
               LOC Northern Trust\Harris Trust\LaSalle National\
               National Bank of Detroit                                         02/01/29    3.10      19,400,000    VMIG-1    A1+
    1,000,000  Irvine Ranch, CA Water District#s 105,140,240 & 25
               LOC Commerzbank                                                  01/01/21    3.55       1,000,000    VMIG-1    A1+
    4,000,000  Irvine Ranch, CA Water District
               LOC Landesbank Hessen                                            10/01/04    3.45       4,000,000              A1+
    5,000,000  Irvine Ranch, CA Water District
               LOC Toronto Dominion Bank                                        06/01/15    3.45       5,000,000    VMIG-1    A1+
    3,000,000  Jackson County, MI EDC (Thrifty Leoni) (b)
               LOC First National Bank of Chicago                               12/01/14    3.22       3,000,000
    2,500,000  Jacksonville, FL HFA (River Garden Project)
               LOC First Union National Bank                                    02/01/18    3.05       2,500,000              A1
    5,000,000  Kentucky Economic Development Finance Authority
               (Pooled Hospital Loan Program)                                   08/01/18    3.30       5,000,000              A1+
    3,100,000  Maricopa County, AZ (Arizona Public Service Palo)
               LOC Bank of America                                              05/01/29    3.70       3,100,000      P1      A1+
    1,000,000  Maricopa County, AZ (Arizona Public Service Company)
               LOC Morgan Guaranty Trust Company                                05/01/29    3.70       1,000,000      P1      A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,445,000  Maryland IDFA EDRB (The Barre School Facility)
               LOC NationsBank                                                  07/01/14    3.15%   $   3,445,000             A1+
    7,200,000  Massachusetts State HEFA RB (Harvard University)                 08/01/17    3.00        7,200,000   VMIG-1    A1+
      870,000  Mecklenberg County, NC PCFA (Aplix, Inc.) (b)
               LOC Wachovia Bank & Trust Co., N.A.                              12/01/99    3.10          870,000
    4,000,000  Michigan Strategic Fund Limited Obligation RB
               (Detroit Edison Co.) - Series CC
               LOC Barclays Bank PLC                                            09/01/30    3.70        4,000,000     P1      A1+
    5,410,000  Missouri State HEFA (Barnes Hospital)
               LOC Morgan Guaranty Trust Company                                12/01/15    3.15        5,410,000   VMIG-1    A1+
    3,100,000  Monroe County, MI Limited Obligation RB
               (Detroit Edison Co.) - Series CC
               LOC Barclays Bank PLC                                            10/01/24    3.70        3,100,000     P1
    8,000,000  Montgomery County, MD Housing Opportunity Commission
               LOC General Electric Capital Corporation                         11/01/07    3.20        8,000,000             A1+
    1,900,000  Montgomery County, TX IDRB
               (Houston Area Residential Center Project) - Series 1985
               LOC Banque Nationale de Paris                                    12/01/15    3.30        1,900,000             A1
    4,570,000  Montgomery County, MD EDC RB
               (Brooke Grove Foundations, Incorporated Facilities) - Series 1995
               LOC First National Bank of Maryland                              01/01/16    3.20        4,570,000             A1
    1,000,000  New Mexico State Highway Commission Adjustable Tender
               Subordinate Lien Tax Revenue Highway Bonds - Series 1996
               FSA Insured                                                      06/15/11    3.05        1,000,000   VMIG-1    A1+
    5,500,000  New York State Energy Research & Development Authority
               LOC First National Bank of Chicago                               10/01/29    3.65        5,500,000   VMIG-1    A1+
    3,300,000  North Carolina Medical Care Commission Hospital RB
               (Duke University Project)                                        06/01/15    3.05        3,300,000   VMIG-1    A1+
    1,500,000  North Carolina Medical Care Commission Hospital
               (The Givens Estates Inc. Project)
               LOC First Union National Bank                                    12/01/26    3.70        1,500,000   VMIG-1
    4,600,000  Orange County, FL Educational Facilities RB
               (Rollins College Project)
               LOC Barnett Bank                                                 05/01/25    3.15        4,600,000   VMIG-1
    2,100,000  Orange County, FL Health Facilities - Adventist
               LOC SunTrust Bank                                                11/15/14    3.10        2,100,000   VMIG-1    A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date      Yield     (Note 1)    Moody's & Poor's
   ------                                                                           ----      -----      ------     -------  -------
Other Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,715,000  Orange County, FL HFA MHRB (Post Fountains Project)
              FNMA Collateralized                                                 06/01/25    3.15%   $  3,715,000              A1+
   4,500,000  Orange County, FL HFA (Smokewood/SunKey Apartments)
              LOC Citibank                                                        12/01/22    3.15       4,500,000              A1+
   5,000,000  Orange County HFA MHRB Refunding - Series 1997F
              (Post Lake Project)
              FNMA Collaterlized                                                  06/01/25    3.15       5,000,000              A1+
   2,000,000  Palm Beach County, FL RB - Series 1997
              (Jewish Community Campus Group)
              AMBAC Insured                                                       03/01/27    3.05       2,000,000              A1+
   8,000,000  Paso County, FL School Board COP
              AMBAC Insured                                                       08/01/26    3.05       8,000,000    VMIG-1    A1+
   1,650,000  Penninsula Port Authority of Virginia Coal Terminal RB - 1987C
              (Dominion Terminal Project)
              LOC National Westminster Bank PLC                                   07/01/16    3.65       1,650,000    VMIG-1
     500,000  Penninsula Port Authority of Virginia Coal Terminal RB - 1987D
              (Dominion Terminal Project)
              LOC Barclays Bank PLC                                               07/01/16    3.70         500,000      P1      A1+
   1,450,000  Petersburg, VA HRB
              LOC First Union National Bank                                       07/01/17    3.70       1,450,000              A1
   1,000,000  Philadelphia, PA Hospital & Higher Facility HRB
              (Friends Hospital) - Series A (b)
              LOC PNC Bank, N.A.                                                  03/01/06    3.15       1,000,000
   7,350,000  Phoenix, AZ IDA MHRB Refunding
              (Bell Square Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                            06/01/25    3.20       7,350,000              A1+
   3,500,000  Phoenix, AZ IDA MHRB Refunding
              (Paradise Lake Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                            07/01/25    3.20       3,500,000              A1+
   4,500,000  Pinellas County, FL Health Facilities (Pooled Hospital Loan Project)
              LOC Chase Manhattan Bank                                            12/01/15    3.70       4,500,000    VMIG-1    A1+
   4,950,000  Pinellas County, FL Health Facilities (St. Mark's Village Project)
              LOC NationsBank                                                     03/01/17    3.25       4,950,000              A1+
   2,000,000  Pitkin County, CO IDA (Aspen Skiing Company Project) - Series A
              LOC First National Bank of Chicago                                  04/01/16    3.70       2,000,000              A1+




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)    Moody's & Poor's
   ------                                                                           ----     -----       ------     -------  -------
Other Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   950,000  Polk County, FL IDA Pollution Control Refunding
              (Florida Convention Center Project)
              LOC Toronto-Dominion Bank                                           01/01/11    3.45%   $    950,000     P1
   2,675,000  Polk County, FL IDA Pollution Control Refunding
              (IMC Fertilizer Inc. Project)
              LOC Rabobank Nederland                                              02/01/00    3.15       2,675,000     P1
   2,600,000  Prince George County, MD EDC RB (b)
              LOC Fleet National Bank & Trust                                     09/30/15    5.52       2,600,000
   5,000,000  Raleigh Durham, NC Airport Authority
              (American Airlines) - Series 1995 A
              LOC NationsBank                                                     11/01/15    3.70       5,000,000             A1+
     850,000  Richmond, VA Capital Region Airport (Richmond International Airport)
              AMBAC Insured                                                       07/01/25    3.05         850,000   VMIG-1    A1+
   1,400,000  Roanoke, VA IDRB Roanoke Memorial Hospital (Carillion Health)       07/01/27    3.70       1,400,000   VMIG-1    A1+
   1,000,000  Royal Oak Michigan HFA HRB (William Beaumont Hospital)              01/01/27    3.70       1,000,000   VMIG-1    A1+
   2,750,000  St. Cloud, MN Commercial Development (Kelly Inn Project) (b)
              LOC First Bank of South Dakota                                      04/01/13    3.20       2,750,000
   4,500,000  St. Lucie County, FL PCRB (Florida Power & Light Project)           03/01/27    3.70       4,500,000   VMIG-1    A1+
   2,900,000  Salina, KS (Dillards Project) (b)
              LOC NationsBank                                                     12/01/14    3.35       2,900,000
   1,600,000  Salt Lake City, UT PCRB (Service Station Holdings Project)          08/01/07    3.70       1,600,000     P1      A1+
   1,600,000  Salt Lake City, UT PCRB (Service Station Holdings Project)          02/01/08    3.70       1,600,000     P1      A1+
   1,100,000  Santa Ana, CA Health Facility RB (Multi Model - Town & Country)
              LOC Banque Nationale de Paris                                       10/01/20    3.60       1,100,000             A1
   4,700,000  San Antonio, TX IDA (Rivercenter Project) (b)
              LOC PNC Bank, N.A.                                                  12/01/12    3.15       4,700,000
   2,130,000  Sarpy County, NE PCRB (Allied Signal, Inc. Project) - Series 1995   07/01/13    3.25       2,130,000             A1
   2,000,000  Southgate, MI EDC EDRB (Trust Realty Corporation Project)
              LOC Bankers Trust Company                                           10/01/18    3.22       2,000,000             A1
   5,100,000  State of Ohio Environmental Improvement (U.S. Steel Corp. USX)
              LOC PNC Bank, N.A.                                                  12/01/01    3.70       5,100,000     P1
  10,000,000  State of Texas TRAN                                                 08/31/99    3.95      10,000,000   VMIG-1
   2,000,000  Sublette County, WY (Exxon Project) - Series 1994                   11/01/14    3.70       2,000,000     P1      A1+
   3,000,000  Tampa, FL Health Care Facilities
              (Lifelink Foundation Inc. Project) (b)
              LOC SunTrust Bank                                                   08/01/22    3.15      3,000,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1998

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Other Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,785,000  Terre Haute, IN EDRB (Westminister Village Terre Haute Inc.) (b)
               LOC Huntington National Bank                                     07/01/01    3.60%   $  1,785,000
      800,000  Virginia College Building Authority
               (University of Richmond Project)                                 11/01/26    3.10         800,000    VMIG-1
    1,800,000  Wisconsin HEFA RB - Series 1997 (Alverno College Project)
               LOC Allied Irish Banks                                           11/01/17    3.70       1,800,000    VMIG-1
 ------------                                                                                       ------------
  348,755,000  Total Other Variable Rate Demand Instruments                                          348,755,000
 ------------                                                                                       ------------
Put Bonds (4.01%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,900,000  California Higher Education Loan Authority
               Student Loan Revenue 1991 - Series A
               LOC National Westminster Bank                                    07/01/99    3.65%   $  3,900,000    VMIG-1
   10,000,000  Connecticut State Special Assessment Unemployment
               Compensation Advance RB - Series 1993C
               FGIC Insured                                                     07/01/99    3.65      10,000,000    VMIG-1    A1+
    9,945,000  DeKalb County, GA MHRB - Series 1985L
               LOC Amsouth Bank N.A.                                            12/01/98    3.90       9,945,000              A1+
 ------------                                                                                       ------------
   23,845,000  Total Put Bonds                                                                        23,845,000
 ------------                                                                                       ------------
Tax Exempt Commercial Paper (5.00%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,700,000  Alleghany, PA IDA (Duquense Light Company)
               LOC Canadian Imperial Bank of Commerce                           01/28/99    3.05%   $  2,700,000              A1+
    8,000,000  Baltimore, MD Metropolitan District BAN - Series 1995
               (Kansas City Power and Light Company Project) - Series 1987A     02/10/99    3.20       8,000,000      P1      A1+
    5,000,000  Development Authority of Burke County, GA
               (Ogelthorpe Power ) - Series 1998A
               AMBAC Insured                                                    12/10/98    3.50       5,000,000    MIG-1     A1+
    3,000,000  Intermountain Power Agency Power Supply Revenue and
               Revenue Refunding Bonds - Series 1985F
               AMBAC Insured                                                    12/16/98    3.35       3,000,000    MIG-1     A1+
    2,820,000  Maricopa, AZ PCRB (Southern California Edison Company)           11/17/98    3.45       2,820,000      P1      A1
    6,000,000  New York City, NY GO Bonds
               LOC Commerzbank                                                  11/30/98    3.20       6,000,000      P1      A1+
    2,160,000  Rochester, MN (Mayo Foundation) - Series 1998E                   11/17/98    3.50       2,160,000              A1+
 ------------                                                                                       ------------
   29,680,000  Total Tax Exempt Commercial Paper                                                      29,680,000
 ------------                                                                                       ------------




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's & Poor's
   ------                                                                         ----      -----       ------     -------  -------
Revenue Bond (0.50%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,950,000  Lake Charles Harbor & Terminal District RB - Series 1983
               (Reynolds Metal Company Project)
               LOC ABN AMRO                                                     12/01/98    3.85%   $  2,950,000              A1+
 ------------                                                                                       ------------
    2,950,000  Total Revenue Bond                                                                      2,950,000
 ------------                                                                                       ------------
               Total Investments (100.20%) (Cost $594,945,615+)                                     $594,945,615
               Liabilities in Excess of Cash And Other Assets (-0.20%)                              (  1,204,632)
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $593,740,983
                                                                                                    ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 363,397,844 Shares Outstanding (Note 3)                              $       1.00
                                                                                                    ============
               Class B Shares, 230,511,035 Shares Outstanding (Note 3)                              $       1.00
                                                                                                    ============

        +      Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated for the put bonds is the next put date.

KEY:
    BAN      =   Bond Anticipation Note                         IDRB     =   Industrial Development Revenue Bond
    COP      =   Certificate of Participation                   MHRB     =   Multifamily Housing Revenue Bond
    EDC      =   Economic Development Corporation               PCFA     =   Pollution Control Finance Authority
    EDRB     =   Economic Development Revenue Bond              PCR      =   Pollution Control Revenue
    GO       =   General Obligation                             PCRB     =   Pollution Control Revenue Bond
    HEFA     =   Hospital & Education Finance Authority         RAN      =   Revenue Anticipation Note
    HFA      =   Housing Finance Authority                      RB       =   Revenue Bond
    HRB      =   Hospital Revenue Bond                          TAN      =   Tax Anticipation Note
    IDA      =   Industrial Development Authority               TAW      =   Tax Anticipation Warrant
    IDFA     =   Industrial Development Finance Authority       TRAN     =   Tax and Revenue Anticipation Note

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1998

================================================================================








 INVESTMENT INCOME

 Income:

    Interest................................................................................   $   22,282,127
                                                                                                -------------

 Expenses: (Note 2)

    Investment management fee...............................................................        1,893,168

    Administration Fee......................................................................        1,223,278

    Distribution fee (Class A)..............................................................          940,148

    Custodian expenses......................................................................           69,832

    Shareholder servicing and related shareholder expenses..................................          442,470

    Legal, compliance and filing fees.......................................................          155,435

    Audit and accounting....................................................................          134,154

    Directors' fees.........................................................................           27,107

    Other...................................................................................           32,130
                                                                                                -------------

      Total expenses........................................................................        4,917,722

      Expenses paid indirectly (Note 3).....................................................   (          123)
                                                                                                -------------

      Net expenses..........................................................................        4,917,599
                                                                                                -------------

 Net investment income......................................................................       17,364,528



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments....................................................              753
                                                                                                -------------

 Increase in net assets from operations.....................................................   $   17,365,281
                                                                                                =============








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDING OCTOBER 31, 1998 AND 1997

================================================================================





                                                                          1998                       1997
                                                                     ---------------           ---------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................  $     17,364,528          $     18,300,654
    Net realized gain (loss) on investments.......................               753                  -0-
                                                                     ---------------           ---------------
    Increase in net assets from operations........................        17,365,281                18,300,654
 Dividends to shareholders from net investment income
    Class A.......................................................  (     10,851,302)*        (     12,820,890)*
    Class B.......................................................  (      6,513,226)*        (      5,479,764)*
 Capital share transactions (Note 3)
    Class A.......................................................  (     26,615,514)         (     58,788,395)
    Class B.......................................................        57,120,197                12,390,842
                                                                     ---------------           ---------------
        Total increase (decrease).................................        30,505,436          (     46,397,553)
 Net assets:
    Beginning of year.............................................       563,235,547               609,633,100
                                                                     ---------------           ---------------
    End of year...................................................  $    593,740,983          $    563,235,547
                                                                     ===============           ===============

 *  Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .325% of the Fund's average daily net assets not in excess of $750 million plus .30% of such assets in excess of $750 million.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $292,091 paid to Reich & Tang Services, Inc., an affiliate of the Manager as servicing agent for the Fund. Also, included under this caption are expense offsets of $123.

3. Capital Stock.

At October 31, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $593,741,766. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                        Year                              Year
                                                       Ended                             Ended
                                                 October 31, 1998                   October 31, 1997
                                                 ----------------                   ----------------
 Class A

 Sold......................................          718,249,277                      1,047,420,480
 Issued on reinvestment of dividends.......            9,599,093                         11,105,086
 Redeemed..................................      (   754,463,884)                   ( 1,117,313,961)
                                                  --------------                     --------------
 Net increase (decrease)...................      (    26,615,514)                   (    58,788,395)
                                                  ==============                     ==============

 Class B
 Sold......................................          434,799,484                        702,069,192
 Issued on reinvestment of dividends.......            6,175,752                          4,978,557
 Redeemed..................................      (   383,855,039)                   (   694,656,907)
                                                  --------------                     --------------
 Net increase (decrease)...................           57,120,197                    (    12,390,842)
                                                  ==============                     ==============

4. Sales of Securities.

Accumulated undistributed realized losses at October 31, 1998 amounted to $783. Such losses may be carried forward to offset capital gains through October 31, 2004.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights.





                                                                            Year Ended October 31,
Class A                                             -------------------------------------------------------------
-------                                                1998         1997         1996         1995         1994
                                                    ---------    ---------    ---------    ---------    ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year........         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ---------    ---------    ---------    ---------    ---------
 Income from investment operations:
    Net investment income..................             0.029        0.031        0.031        0.034        0.023
 Less distributions:
    Dividends from net investment
        income.............................         (   0.029)   (   0.031)   (   0.031)   (   0.034)   (   0.023)
                                                     --------     --------     --------     --------     --------
 Net asset value, end of year..............         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                     ========     ========     ========     ========     ========
 Total Return..............................             2.92%        3.08%        3.09%        3.46%        2.35%
 Ratios/Supplemental Data
 Net assets, end of year (000).............         $  363,295   $  389,897   $  448,647   $  458,942   $  541,106
 Ratios to average net assets:
    Expenses (Includes expenses paid
        indirectly)........................             0.94%        0.91%        0.90%        0.89%        0.88%
    Net investment income..................             2.89%        3.03%        3.05%        3.41%        2.31%
    Expenses paid indirectly...............             0.00%        0.00%        0.01%        0.01%        0.00%










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights. (Continued)


                                                                            Year Ended October 31,
Class B                                             -------------------------------------------------------------
-------                                                1998         1997         1996         1995         1994
                                                    ---------    ---------    ---------    ---------    ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year.......          $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                    ---------    ---------    ---------    ---------    ---------
 Income from investment operations:
   Net investment income..................              0.032        0.033        0.033        0.037        0.026
 Less distributions:
   Dividends from net investment
      income..............................          (   0.032)   (   0.033)   (   0.033)   (   0.037)   (   0.026)
                                                     --------     --------     --------     --------     --------
 Net asset value, end of year.............          $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                     ========     ========     ========     ========     ========
 Total Return.............................              3.21%        3.34%        3.35%        3.71%        2.60%
 Ratios/Supplemental Data
 Net assets, end of year (000)............          $  230,446   $  173,339     $160,986     $166,700   $  142,006
 Ratios to average net assets:
   Expenses (Includes expenses paid
      indirectly).........................              0.67%        0.66%        0.66%        0.64%        0.63%
   Net investment income..................              3.15%        3.29%        3.30%        3.66%        2.56%
   Expenses paid indirectly...............              0.00%        0.00%        0.01%        0.01%        0.00%













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================






The Board of Directors and Shareholders
Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of Daily Tax Free Income Fund, Inc. as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Tax Free Income Fund, Inc. as of October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                             \s\McGladrey & Pullen, LLP




New York, New York
December 4, 1998




-------------------------------------------------------------------------------

--------------------------------------------------------------------------------









------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











                                                       DAILY
                                                       TAX FREE
                                                       INCOME
                                                       FUND, INC.








                                                             Annual Report
                                                           October 31, 1998















--------------------------------------------------------------------------------